Taxation - Schedule of Recognized Income Tax Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Recognised Income Tax Expense [Line Items]
Total current income tax expense/(benefit)	$ 1,892	$ 48,454	$ (2,292)
Total deferred income tax expense/(benefit)	(2,734)	(52,462)	32,817
Total income tax expense/(benefit), recognized	(842)	(4,008)	30,525
Federal - current
Recognised Income Tax Expense [Line Items]
Total current income tax expense/(benefit)	874	35,310	(2,246)
Total deferred income tax expense/(benefit)	(2,734)	(46,442)	29,294
State - current
Recognised Income Tax Expense [Line Items]
Total current income tax expense/(benefit)	1,018	13,144	(46)
Total deferred income tax expense/(benefit)	$ 0	$ (6,020)	$ 3,523